Investment Strategy	Oct. 31, 2023
Lord Abbett Focused Growth Fund | Lord Abbett Focused Growth Fund
Prospectus [Line Items]
Strategy [Heading]	The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:
Strategy Narrative [Text Block]

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.
Lord Abbett Fundamental Equity Fund | Lord Abbett Fundamental Equity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the fourth paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” relating to the Lord Abbett Fundamental Equity Fund, Lord Abbett Fundamental Equity Portfolio, and Lord Abbett Micro Cap Growth Fund will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Lord Abbett Growth Leaders Fund | Lord Abbett Growth Leaders Fund
Prospectus [Line Items]
Strategy [Heading]	The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:
Strategy Narrative [Text Block]

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.
Lord Abbett Micro-Cap Growth Fund | Lord Abbett Micro-Cap Growth Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the fourth paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” relating to the Lord Abbett Fundamental Equity Fund, Lord Abbett Fundamental Equity Portfolio, and Lord Abbett Micro Cap Growth Fund will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Lord Abbett Value Opportunities Fund | Lord Abbett Value Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:
Strategy Narrative [Text Block]

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.